Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Statutory federal tax rate	35.00%
Unrecognized tax benefit	$ 19.4	$ 17.8	$ 89.9
Increase in net income from recognition of unrecognized tax benefits	16.3	14.5
Interest and penalties, net of tax, included in the provision for income taxes	0.4	(1.2)	0.4
Liability for the potential payment of interest and penalties	9.0	9.1
Earnings of certain non-U.S. subsidiaries indefinitely reinvested	137.4	105.9	102.8
Approximated cumulative amount of undistributed pre-tax earnings in subsidiaries	814.9
Additional deferred tax liability if Northern Trust had not elected to indefinitely reinvest foreign earnings	180.2
Leveraged Lease Obligations
Income Taxes [Line Items]
Unrecognized tax benefit			66.7
Leveraged Lease Obligations | Interest Income
Income Taxes [Line Items]
Application of new tax estimates		(7.0)	0.9
Leveraged Lease Obligations | Income Tax Expense Benefit
Income Taxes [Line Items]
Application of new tax estimates	(12.4)	(4.7)	(0.8)
Unrecognized Tax Benefit Other
Income Taxes [Line Items]
Unrecognized tax benefit	19.4	17.8
Increase (decrease) in unrecognized tax benefits	$ 1.6	$ (5.4)